LIQUIDITY AND GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
LIQUIDITY AND GOING CONCERN
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

The interim Condensed Consolidated Financial Statements of the Company have been prepared on a “going concern” basis, which means that the continuation of the Company is presumed even though events and conditions exist that, when considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern because it is possible that the Company will be required to adversely change its current business plan or may be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.

The Company last recorded revenues from operations in 2009 and expects to continue to incur losses as a result of costs and expenses related to maintaining its properties and general and administrative expenses.  Since 2009, the Company has relied on equity financings, debt financings and asset sales to fund its operations and the Company expects to rely on these forms of financing to fund its operations into the near future. The Company will also continue to identify ways to reduce its cash expenditures.

The Company’s current business plan requires working capital to fund non-discretionary expenditures for uranium reclamation activities, mineral property holding costs, business development costs and administrative costs.  The Company intends to pursue project financing to support execution of the graphite business plan, including discretionary capital expenditures associated with graphite battery-material product development, construction of pilot plant facilities and construction of commercial production facilities.  The Company’s current lithium business plan will be funded by working capital; however, the Company is pursuing project financing including possible joint venture partners to fund discretionary greenfield exploration activities.

At March 31, 2019 the Company’s cash balances were $1.0 million and the Company had a working capital deficit balance of $1.0 million.  Subsequent to May 7, 2019, the Company expects to fund operations as follows:

•	Payment due June 30, 2019 or earlier in the amount of $2.25 million from sale of uranium royalty interests and the Laramide Resources Ltd. promissory note (Note 4) to Uranium Royalty Corp. (Note 5).
•	Anticipated public equity offering for up to $10.0 million in gross proceeds, for which the Company filed a registration statement on Form S‑1 on April 24, 2019.
•	Other debt and equity financings and asset sales.

On March 13, 2018, the Nasdaq Stock Market notified Westwater that the Company did not meet Nasdaq’s $1.00 per share minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2) (the “Rule”) for continued listing on the Nasdaq Capital Market, and the Company was given an initial grace period of 180 days, or until September 10, 2018, to regain compliance with the Rule. Subsequently, on September 12, 2018, the Company was provided an additional 180-day compliance period, or until March 11, 2019, to regain compliance with the Rule. On March 12, 2019, the Company received a letter from the Listing Qualifications Staff of Nasdaq notifying the Company that, based upon the Company’s continuing non‑compliance with the Rule, the Staff had determined that the Company’s common stock would be delisted from Nasdaq.  The Company appealed the Staff’s determination and requested a hearing before a Nasdaq hearings panel, which hearing was conducted on May 2, 2019. The hearings panel has 30 days after the hearing to promulgate a formal decision.

On April 18, 2019, the Company’s shareholders approved a reverse split of not less than 1-for-5 and not more than 1-for-50. Subsequently, the Board of Directors approved a 1-for-50 reverse split, which was effected after market close on April 22, 2019. As a result, the Company’s share price traded above the $1.00 per share minimum bid price for seven trading days prior to the hearing date and reached 10-consecutive trading days on May 6, 2019. While the Nasdaq appeal is pending, the Company’s common stock will continue to trade on the Nasdaq Capital Market under the symbol “WWR.” There can be no assurance that the hearings panel will grant the Company’s request for continued listing. If the Company’s common stock ceases to be listed for trading on Nasdaq, the Company expects that its common stock would be traded on the over‑the‑counter market, which could adversely affect the market liquidity and price of the Company’s common stock.

While the Company has been successful in the past in raising funds through equity and debt financings as well as through the sale of non-core assets, no assurance can be given that additional financing will be available to it in amounts sufficient to meet its needs, or on terms acceptable to the Company.  In the event that we are unable to raise sufficient additional funds, we may be required to delay, reduce or severely curtail our operations or otherwise impede our on-going business efforts, which could have a material adverse effect on our business, operating results, financial condition, long-term prospects and ability to continue as a viable business.  Considering all of the factors above, the Company believes there is substantial doubt regarding its ability to continue as a going concern.

2. LIQUIDITY AND GOING CONCERN

The Consolidated Financial Statements of the Company have been prepared on a “going concern” basis, which means that the continuation of the Company is presumed even though events and conditions exist that, when considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern because it is possible that the Company will be required to adversely change its current business plan or may be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.

The Company last recorded revenues from operations in 2009 and expects to continue to incur losses as a result of costs and expenses related to maintaining its properties and general and administrative expenses. Since 2009, the Company has relied on equity financings, debt financings and asset sales to fund its operations and the Company expects to rely on these forms of financing to fund its operations into the near future. The Company will also continue to identify ways to reduce its cash expenditures.

The Company’s current business plan requires working capital to fund non-discretionary expenditures for uranium reclamation activities, mineral property holding costs, business development costs and administrative costs. The Company intends to pursue project financing to support execution of the graphite business plan, including discretionary capital expenditures associated with graphite battery-material product development, construction of pilot plant facilities and construction of commercial production facilities. The Company’s current lithium business plan will be funded by working capital, however, the Company is pursuing project financing including possible joint venture partners to fund discretionary greenfield exploration activities.

At December 31, 2018 the Company’s cash balances were $1.6 million and the Company had a working capital balance of $1.0 million. Subsequent to February 15, 2019, the Company expects to fund operations as follows:

  Promissory Note in the amount of $2.0 million due from Laramide Resources Ltd. (“Laramide”) (Note 4).
  Controlled Equity Offering Sales Agreement with Cantor Fitzgerald & Co. (“Cantor”) acting as sales agent, pursuant to which the Company has registered the offer and sale from time to time of shares of its common stock having an aggregate offering price of up to $8.0 million (the “ATM Offering”). As of January 31, 2019, approximately $3.1 million is available for future sales under the ATM Offering.
  Other debt and equity financings and asset sales.

On March 13, 2018, the Company received a letter from Nasdaq indicating that it had failed to maintain compliance with the $1.00 per share minimum bid price for 30 consecutive business days, as required under Nasdaq Listing Rule 5550(a)(2). The Company was provided 180 calendar days, or until September 10, 2018, to regain compliance, after which period it requested, and was granted, an additional 180-calendar-day grace period to regain compliance. In order for WWR’s common stock to continue to be listed on Nasdaq, the Company must regain compliance with Nasdaq’s $1.00 minimum bid price requirement for a minimum of 10 consecutive business days prior to March 11, 2019. The Company may timely request a hearing before a Nasdaq Hearings Panel (“Panel”), which hearing will stay any suspension or delisting action pending the issuance of the decision of the Panel following the hearing. If the Panel rejects the Company’s request for an extension and the Company fails to regain compliance, its common stock will be subject to delisting by Nasdaq. If Nasdaq delists the Company’s common stock, the delisting could adversely affect the market liquidity of its common stock and the price of its common stock.

At its Annual Meeting of Stockholders tentatively scheduled for April 2, 2019, the Company intends to seek shareholder approval for a reverse stock split of its common stock to regain compliance with Nasdaq’s $1.00 per share minimum bid price listing rule. If the Company is unable to obtain shareholder approval for a reverse stock split, the Company’s stock will be delisted from the Nasdaq exchange and the Company will seek to have its common stock quoted over the counter (“OTC”). This circumstance along with other potential factors including the number of authorized shares available and the continued availability of the ATM Offering may make it more difficult for the Company to secure future financings on terms agreeable to the Company to continue its business plans.

While the Company has been successful in the past in raising funds through equity and debt financings as well as through the sale of non-core assets, no assurance can be given that additional financing will be available to it in amounts sufficient to meet its needs, or on terms acceptable to the Company. In the event that the Company is unable to raise sufficient additional funds, it may be required to delay, reduce or severely curtail its operations or otherwise impede its on-going business efforts, which could have a material adverse effect on its business, operating results, financial condition, long-term prospects and ability to continue as a viable business. Considering all of the factors above, the Company believes there is substantial doubt regarding its ability to continue as a going concern.